UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04215
BNY Mellon U.S. Mortgage Fund, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
4/30
Date of reporting period:
10/31/24
ITEM 1 - Reports to Stockholders
BNY Mellon U.S. Mortgage Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class A – GPGAX
This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs pa id as a percentage of a $10,000 investment
Class A *	$ 41	0.80% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in
the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)

U.S. Government Agencies Mortgage-Backed
80.0%
U.S. Government Agencies Collateralized Mortgage Obligations
25.0%
Commercial Mortgage-Backed
9.1%
Investment Companies
0.6%
U.S. Government Agencies Collateralized Municipal-Backed
0.2%
Net Other Assets and Liabilities
-14.9%

How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6100SA1024

BNY Mellon U.S. Mortgage Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class C – GPNCX
This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C *	$ 80	1.54% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6164SA1024

BNY Mellon U.S. Mortgage Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class I – GPNIX
This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I *	$ 28	0.55% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on
Net
Assets)
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-4044SA1024

BNY Mellon U.S. Mortgage Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Y
–
GPNYX
This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y *	$ 28	0.54% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0013SA1024

BNY Mellon U.S. Mortgage Fund, Inc.
SEMI-ANNUAL
SHAREHOLDER
REPORT
October 31, 2024
Class Z – DRGMX
This semi-annual shareholder report contains important information about BNY Mellon U.S. Mortgage Fund, Inc. (the “Fund”) for the period of May 1, 2024 to October 31, 2024. You can find additional information about the Fund at
bny.com/investments/literaturecenter
. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z *	$ 36	0.70% **
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 10/31/24 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$ 173	79	104.32%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 10/31/24 )
Allocation of Holdings (Based on Net Assets)
How has the Fund changed?
  Effective November 1, 2024, BNY Mellon Investment Adviser, Inc. has engaged its affiliate, Insight North America LLC (“INA”), to serve as the sub-adviser to the Fund, pursuant to an interim sub-investment advisory agreement (the “Interim Sub-Advisory Agreement”) between BNY Mellon Investment Adviser, Inc. and INA, with respect to the Fund. INA, subject to BNY Mellon Investment Adviser, Inc.’s supervision and approval, provides day-to-day management of the Fund’s assets pursuant to the Interim Sub-Advisory Agreement.
  The Fund’s Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the Fund and BNY Mellon Core Plus Fund (the “Acquiring Fund”), a series of BNY Mellon Absolute Insight Funds, Inc. The Agreement provides for the transfer of the Fund’s assets to the Acquiring Fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of Acquiring Fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of Fund shares (with holders of Class Z shares of the Fund to receive Class A shares of the Acquiring Fund) and the subsequent termination of the Fund (the “Reorganization”). It is currently contemplated that shareholders of the Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.
This is a summary of certain changes to the Fund since
May 1, 2024
. For more complete information, you may review the Fund’s
current prospectus dated

August 30, 2024
as supplemented on September 20, 2024
at
bny.com/investments/literaturecenter

or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit
bny.com/investments/literaturecenter
.
© 2024
BNY Mellon Securities Corporation
, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0265SA1024

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Core Plus Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
October 31, 2024

Class	Ticker
A	DCPAX
C	DCPCX
I	DCPIX
Y	DCPYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Core Plus Fund
Statement of Investments
October 31, 2024 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4%
Aerospace & Defense — .8%
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	3,983,000	4,067,093
The Boeing Company, Sr. Unscd. Notes	2.20	2/4/2026	6,887,000	6,634,629
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,601,000	5,286,729
The Boeing Company, Sr. Unscd. Notes(b)	6.86	5/1/2054	2,370,000	2,543,116
				18,531,567
Agriculture — .3%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000	1,632,157
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	556,000	616,500
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000	1,913,551
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	3,470,000	3,015,459
				7,177,667
Airlines — .9%
Air Canada, Sr. Scd. Notes(b)	3.88	8/15/2026	1,153,000	1,116,328
Air Canada Pass Through Trust, Ser. 2020-2, Cl. A(b)	5.25	4/1/2029	835,187	834,254
American Airlines Pass Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	127,750	122,603
American Airlines Pass Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	186,683	175,878
American Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,705,964	1,567,293
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.50	4/20/2026	788,000	786,207
American Airlines, Inc./Aadvantage Loyalty IP Ltd., Sr. Scd. Notes(b),(c)	5.75	4/20/2029	723,000	716,534
British Airways Pass Through Trust, Ser. 2020-1, Cl. A(b)	4.25	11/15/2032	501,296	478,719
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.50	10/20/2025	239,503	238,388
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.75	10/20/2028	2,009,000	1,987,357
JetBlue Pass Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	6,129,987	5,816,021
United Airlines Pass Through Trust, Ser. 2018-1, Cl. B	4.60	3/1/2026	75,591	74,353
United Airlines Pass Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	810,043	773,636
United Airlines Pass Through Trust, Ser. 2019-2, Cl. AA	2.70	5/1/2032	2,090,958	1,858,020
United Airlines Pass Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	690,134	706,309
United Airlines Pass Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,890,789	1,950,682
United Airlines, Inc., Sr. Scd. Notes(b)	4.38	4/15/2026	278,000	273,373
United Airlines, Inc., Sr. Scd. Notes(b)	4.63	4/15/2029	1,436,000	1,375,407
				20,851,362
Asset-Backed Certificates — 3.4%
AEP Texas Central Transition Funding III LLC, Ser. 2012-1, Cl. A3	2.84	3/1/2026	2,213,075	2,208,844
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	238,024	238,570
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	891,218	899,492
Blackbird Capital II Aircraft Lease Ltd, Ser. 2021-1A, Cl. A(b)	2.44	7/15/2046	3,727,697	3,395,943
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	616,000	615,995
CF Hippolyta Issuer LLC, Ser. 2020-1, Cl. A1(b)	1.69	7/15/2060	3,240,906	3,140,339
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	3,597,000	3,636,025
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	4,198,000	3,938,389
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	4,243,018	3,992,493
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	3,427,090	3,105,067
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A(b)	6.65	2/20/2055	1,961,238	2,011,630
EnFin Residential Solar Receivables Trust, Ser. 2024-2A, Cl. A(b)	5.98	9/20/2055	872,000	855,766

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Asset-Backed Certificates — 3.4% (continued)
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	4,035,000	3,802,233
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	1,968,000	1,967,723
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A(b)	5.72	1/25/2038	518,084	525,065
InStar Leasing III LLC, Ser. 2021-1A, Cl. A(b)	2.30	2/15/2054	1,405,288	1,274,962
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	7,596,000	6,948,787
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A(b)	3.14	10/14/2036	3,801,000	3,640,405
PMT Issuer Trust - FMSR, Ser. 2021-FT1, Cl. A, (1 Month TSFR + 3.11%)(b),(d)	7.85	3/25/2026	3,714,000	3,729,302
Purewest Funding LLC, Ser. 2021-1, Cl. A1(b)	4.09	12/22/2036	987,018	967,563
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	981,000	1,000,050
Slam, Ltd., Ser. 2021-1A, Cl. A(b)	2.43	6/15/2046	7,337,476	6,673,915
TIF Funding II LLC, Ser. 2021-1A, Cl. A(b)	1.65	2/20/2046	2,594,414	2,290,577
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	3,897,675	3,897,334
Tricon American Homes Trust, Ser. 2018-SFR1, Cl. C(b)	4.04	5/17/2037	4,000,000	3,972,910
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046	3,750,000	3,533,640
Willis Engine Structured Trust IV, Ser. 2018-A, Cl. A(b)	4.75	9/15/2043	672,635	660,054
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A(b)	3.10	5/15/2046	3,996,773	3,597,222
				76,520,295
Asset-Backed Certificates/Auto Receivables — 1.1%
Avis Budget Rental Car Funding AESOP LLC, Ser. 2020-1A, Cl. A(b)	2.33	8/20/2026	1,575,000	1,551,544
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFR + 1.10%)(b),(d)	5.96	12/26/2031	965,032	966,931
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028	1,052,000	1,061,793
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	1,182,994	1,142,494
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035	944,195	956,017
Credit Acceptance Auto Loan Trust, Ser. 2022-3A, Cl. A(b)	6.57	10/15/2032	2,020,000	2,030,811
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A(b)	4.87	8/15/2036	2,394,000	2,414,441
Huntington Bank Auto Credit-Linked, Ser. 2024-2, Cl. B1(b)	5.44	10/20/2032	1,081,810	1,082,494
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	2,980,000	3,016,590
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	1,090,000	1,091,163
OSCAR US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	1,803,000	1,818,206
SFS Auto Receivables Securitization Trust, Ser. 2023-1A, Cl. A2A(b)	5.89	3/22/2027	501,035	502,346
Tesla Auto Lease Trust, Ser. 2023-B, Cl. A3(b)	6.13	9/21/2026	3,793,000	3,821,741
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	284,679	288,160
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	2,677,000	2,669,483
				24,414,214
Asset-Backed Certificates/Home Equity Loans — .4%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFR + 1.60%)(b),(d)	6.46	8/25/2054	6,517,308	6,538,927
MetroNet Infrastructure Issuer LLC, Ser. 2024-1A, Cl. A2(b)	6.23	4/20/2054	425,806	435,844
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2(b)	6.39	4/25/2044	1,441,865	1,453,161
				8,427,932
Asset-Backed Certificates/Student Loans — .1%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1(b)	2.54	1/25/2047	1,856,444	1,675,753
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR + 0.86%)(b),(d)	5.67	10/15/2035	21,062	21,037
				1,696,790

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Automobiles & Components — .6%
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	2.30	2/10/2025	8,740,000	8,662,480
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000	2,963,302
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000	2,513,623
				14,139,405
Banks — 6.0%
Bank of America Corp., Sr. Unscd. Notes	3.42	12/20/2028	1,282,000	1,229,573
Bank of America Corp., Sr. Unscd. Notes	3.50	4/19/2026	1,635,000	1,610,505
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000	5,040,057
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	12,262,000	12,321,924
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000	2,295,436
Citizens Bank NA/Providence RI, Sr. Unscd. Notes	2.25	4/28/2025	580,000	571,861
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000	3,684,234
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000	1,291,177
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	1,828,016
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	6,259,000	6,390,114
Fifth Third Bancorp, Sr. Unscd. Notes	2.38	1/28/2025	3,333,000	3,311,513
ING Groep NV, Sr. Unscd. Notes	3.87	3/28/2026	5,462,000	5,431,925
JPMorgan Chase & Co., Jr. Sub. Notes, Ser. HH(e)	4.60	2/1/2025	663,000	661,478
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	10,300,000	8,928,333
JPMorgan Chase & Co., Sr. Unscd. Notes	3.96	1/29/2027	2,670,000	2,643,344
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000	3,711,110
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	6,225,000	6,411,819
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000	6,717,465
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	6,110,000	6,700,985
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000	2,483,773
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000	902,269
State Street Corp., Jr. Sub. Notes, Ser. I(e)	6.70	3/15/2029	3,436,000	3,546,000
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	9,150,000	7,879,447
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000	680,697
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000	1,161,938
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000	1,796,431
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000	2,305,794
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000	2,332,623
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	804,000	827,077
Truist Financial Corp., Sr. Unscd. Notes	7.16	10/30/2029	1,221,000	1,309,203
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000	3,828,881
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000	1,205,043
UBS Group AG, Sr. Unscd. Notes(b)	3.09	5/14/2032	722,000	636,782
UBS Group AG, Sr. Unscd. Notes(b)	5.70	2/8/2035	2,399,000	2,457,857
UBS Group AG, Sr. Unscd. Notes(b)	6.54	8/12/2033	914,000	982,109
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	2,257,000	2,279,912
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	6,330,000	6,375,196
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000	3,860,062
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	6,190,000	6,690,792
				134,322,755
Beverage Products — .1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000	1,335,381

Statement of Investments (Unaudited) (continued)
Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Building Materials — .3%
Cemex SAB de CV, Sub. Notes(b),(e)		9.13	3/14/2028	964,000	1,026,872
Owens Corning, Sr. Unscd. Notes		3.50	2/15/2030	368,000	342,658
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)		8.88	11/15/2031	4,837,000	5,085,359
					6,454,889
Chemicals — .6%
Braskem Netherlands Finance BV, Gtd. Notes(b)		8.00	10/15/2034	1,517,000	1,514,345
Celanese US Holdings LLC, Gtd. Notes(c)	EUR	5.34	1/19/2029	4,000,000	4,601,674
Celanese US Holdings LLC, Gtd. Notes		6.55	11/15/2030	2,381,000	2,496,285
Solvay Finance America LLC, Gtd. Notes(b)		5.85	6/4/2034	3,672,000	3,763,592
					12,375,896
Collateralized Loan Obligations Debt — 3.7%
Antares Ltd. CLO, Ser. 2017-1A, Cl. BR, (3 Month TSFR + 2.26%)(b),(d)		6.88	4/20/2033	275,000	275,584
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1, (3 Month TSFR + 1.30%)(b),(d)		5.92	4/21/2035	5,000,000	5,014,750
Ares XLIX CLO Ltd., Ser. 2018-49A, Cl. XR, (3 Month TSFR + 1.10%)(b),(d)		5.73	10/22/2036	6,900,000	6,903,926
BlackRock Shasta CLO XIII LLC, Ser. 2024-1A, Cl. A1, (3 Month TSFR + 1.85%)(b),(d)		6.51	7/15/2036	6,000,000	6,032,604
Cerberus Loan Funding XLV LLC, Ser. 2024-1A, Cl. A, (3 Month TSFR + 1.90%)(b),(d)		6.56	4/15/2036	5,000,000	5,020,600
Cerberus Loan Funding XXXIX LP, Ser. 2022-3A, Cl. AR, (3 Month TSFR + 1.40%)(b),(d)		6.06	1/15/2033	3,689,543	3,692,195
Churchill MMSLF CLO-IV Ltd., Ser. 2024-3A, Cl. A, (3 Month TSFR + 1.60%)(b),(d),(f)		6.00	10/22/2035	6,000,000	6,000,000
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR + 1.81%)(b),(d)		6.47	10/15/2033	1,800,000	1,802,095
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR + 2.40%)(b),(d)		7.73	8/5/2037	5,481,000	5,480,847
IVY Hill Middle Market Credit Fund XII Ltd., Ser. 12A, Cl. A2AR, (3 Month TSFR + 2.16%)(b),(d)		6.78	7/20/2033	340,000	340,680
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A, (3 Month TSFR + 1.76%)(b),(d)		6.39	4/22/2033	7,850,000	7,865,755
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A1R, (3 Month TSFR + 1.58%)(b),(d)		6.04	1/22/2037	7,850,000	7,855,887
MCF CLO VIII Ltd., Ser. 2018-1A, Cl. AR, (3 Month TSFR + 1.95%)(b),(d)		6.58	4/18/2036	4,550,000	4,591,714
MCF CLO VIII Ltd., Ser. 2018-1A, Cl. CR, (3 Month TSFR + 3.10%)(b),(d)		7.73	4/18/2036	6,500,000	6,563,148
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR + 1.56%)(b),(d)		6.32	10/16/2036	6,578,500	6,518,754
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR + 1.35%)(b),(d)		6.11	2/19/2037	3,327,843	3,321,304
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. A, (3 Month TSFR + 1.30%)(b),(d)		5.95	4/14/2035	5,680,688	5,689,084
					82,968,927
Commercial & Professional Services — .7%
Ashtead Capital, Inc., Gtd. Notes(b)		4.00	5/1/2028	1,386,000	1,336,118
Ashtead Capital, Inc., Gtd. Notes(b)		5.95	10/15/2033	2,656,000	2,717,597
Belron UK Finance PLC, Sr. Scd. Notes(b)		5.75	10/15/2029	720,000	721,951

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Commercial & Professional Services — .7% (continued)
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000	762,727
ERAC USA Finance LLC, Gtd. Notes(b)	3.85	11/15/2024	1,895,000	1,894,052
ERAC USA Finance LLC, Gtd. Notes(b)	5.20	10/30/2034	2,830,000	2,855,251
Global Payments, Inc., Sr. Unscd. Notes(c)	5.40	8/15/2032	1,159,000	1,165,043
Herc Holdings, Inc., Gtd. Notes(b)	5.50	7/15/2027	1,292,000	1,284,493
Prime Security Services Borrower LLC/Prime Finance, Inc., Sr. Scd. Notes(b)	3.38	8/31/2027	1,433,000	1,350,019
Triton Container International, Ltd., Gtd. Notes(b)	3.15	6/15/2031	1,146,000	977,769
				15,065,020
Commercial Mortgage Pass-Through Certificates — 1.4%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	372,030	362,766
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	1,087,585	1,099,188
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR + 1.21%)(b),(d)	6.02	8/15/2036	1,181,000	1,104,035
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	2,507,819	2,553,043
Commercial Mortgage Trust, Ser. 2015-DC1, Cl. A5	3.35	2/10/2048	2,570,000	2,560,704
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D(b)	2.68	11/10/2046	705,000	547,620
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	1,041,899	1,047,369
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	1,348,736	1,353,751
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	2,835,069	2,862,143
Houston Galleria Mall Trust, Ser. 2015-HGLR, Cl. A1A2(b)	3.09	3/5/2037	865,000	855,843
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1(b)	5.94	2/25/2068	1,083,023	1,083,957
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A2(b)	6.15	6/25/2054	1,905,618	1,906,114
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1(b)	0.94	10/25/2058	902,922	843,582
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	5,921,702	5,132,962
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	4,605,000	4,633,125
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	966,107	918,963
Verus Securitization Trust, Ser. 2020-1, Cl. A1(b)	3.42	1/25/2060	136,098	132,636
Wells Fargo Commercial Mortgage Trust, Ser. 2015-C31, Cl. A3	3.43	11/15/2048	1,834,566	1,816,439
				30,814,240
Consumer Discretionary — .7%
Carnival Corp., Gtd. Notes(b)	6.00	5/1/2029	1,310,000	1,313,040
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000	4,867,664
Life Time, Inc., Sr. Scd. Notes(b),(f)	6.00	11/15/2031	1,708,000	1,701,815
Whirlpool Corp., Sr. Unscd. Notes(c)	5.75	3/1/2034	3,889,000	3,875,823
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	3,700,000	3,554,607
				15,312,949
Diversified Financials — .6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000	802,324
Aircastle Ltd./Aircastle Ireland DAC, Sr. Unscd. Notes(b)	5.75	10/1/2031	1,539,000	1,563,320
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	4,581,000	5,099,564
LSEGA Financing PLC, Gtd. Notes(b)	1.38	4/6/2026	3,953,000	3,776,075
LSEGA Financing PLC, Gtd. Notes(b)	2.50	4/6/2031	1,701,000	1,467,395
Nasdaq, Inc., Sr. Unscd. Notes	5.35	6/28/2028	1,069,000	1,091,829
				13,800,507
Energy — 4.6%
BP Capital Markets PLC, Gtd. Notes(e)	4.38	6/22/2025	933,000	926,922
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	650,000	566,071

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Energy — 4.6% (continued)
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	662,000	681,320
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	1,326,401
CITGO Petroleum Corp., Sr. Scd. Notes(b),(c)	8.38	1/15/2029	3,334,000	3,470,767
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.10	10/1/2031	2,528,000	2,472,560
CVR Energy, Inc., Gtd. Notes(b)	5.75	2/15/2028	3,388,000	3,093,202
DT Midstream, Inc., Sr. Scd. Notes(b)	4.30	4/15/2032	2,982,000	2,739,292
Eastern Energy Gas Holdings LLC, Sr. Unscd. Notes	5.65	10/15/2054	1,623,000	1,587,545
Empresa Nacional del Petroleo, Sr. Unscd. Notes(b)	5.95	7/30/2034	681,000	687,958
Enbridge, Inc., Jr. Sub. Notes	7.38	3/15/2055	5,806,000	5,975,524
Energy Transfer LP, Gtd. Notes(b)	7.38	2/1/2031	2,625,000	2,764,393
Energy Transfer LP, Sr. Unscd. Notes	3.75	5/15/2030	1,690,000	1,576,964
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	538,000	540,637
Energy Transfer LP, Sr. Unscd. Notes	5.95	5/15/2054	1,332,000	1,313,122
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	7,280,000	7,403,519
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,224,000	1,222,748
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	2,622,000	2,677,484
Hess Midstream Operations LP, Gtd. Notes(b)	5.50	10/15/2030	1,215,000	1,188,116
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unscd. Notes(b)	7.25	2/15/2035	5,567,000	5,465,126
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	787,000	803,455
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	8.88	7/15/2028	1,819,000	1,920,644
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b),(c)	8.13	10/15/2029	5,530,000	5,545,219
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000	843,168
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	1,054,714
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	3.25	7/15/2031	2,644,000	2,288,812
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	2,180,000	2,475,686
Occidental Petroleum Corp., Sr. Unscd. Notes	6.45	9/15/2036	5,605,000	5,800,766
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000	1,418,296
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	6,445,000	6,710,982
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000	820,291
Petroleos Mexicanos, Gtd. Notes	6.50	3/13/2027	5,665,000	5,563,151
Saudi Arabian Oil Co., Sr. Unscd. Notes(b)	5.75	7/17/2054	2,985,000	2,885,513
South Bow USA Infrastructure Holdings LLC, Gtd. Notes(b)	5.03	10/1/2029	2,093,000	2,060,018
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	1,595,000	1,548,865
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000	1,129,737
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	5,070,000	5,083,441
The Williams Companies, Inc., Sr. Unscd. Notes	5.15	3/15/2034	8,410,000	8,284,543
				103,916,972
Food Products — 1.1%
Bimbo Bakeries USA, Inc., Gtd. Notes(b)	4.00	5/17/2051	2,595,000	1,989,840
Bimbo Bakeries USA, Inc., Gtd. Notes(b)	5.38	1/9/2036	417,000	410,056
Bimbo Bakeries USA, Inc., Gtd. Notes(b)	6.40	1/15/2034	3,274,000	3,482,636
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.63	1/15/2032	1,477,000	1,304,704
MARB BondCo PLC, Gtd. Notes(b)	3.95	1/29/2031	898,000	777,139
NBM US Holdings, Inc., Gtd. Notes(b)	6.63	8/6/2029	970,000	968,189

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Food Products — 1.1% (continued)
The J.M. Smucker Company, Sr. Unscd. Notes		4.25	3/15/2035	6,000,000	5,528,697
The J.M. Smucker Company, Sr. Unscd. Notes		6.50	11/15/2053	921,000	1,014,600
The Kroger Company, Sr. Unscd. Notes		4.65	9/15/2029	6,433,000	6,434,219
Viking Baked Goods Acquisition Corp., Sr. Scd. Notes(b)		8.63	11/1/2031	1,641,000	1,639,878
					23,549,958
Foreign Governmental — 4.2%
Hungary, Sr. Unscd. Notes(b)		6.75	9/25/2052	790,000	841,335
Japan, (30 Year Issue), Bonds, Ser. 83	JPY	2.20	6/20/2054	3,825,100,000	25,206,088
New South Wales Treasury Corp., Govt. Gtd. Notes	AUD	1.75	3/20/2034	10,300,000	5,069,384
Peru, Sr. Unscd. Notes(b)	PEN	7.30	8/12/2033	28,915,000	7,973,004
Poland, Sr. Unscd. Notes		5.50	3/18/2054	3,512,000	3,394,773
Romania, Sr. Unscd. Notes(b)		5.75	3/24/2035	5,740,000	5,416,172
Treasury Corp. of Victoria, Govt. Gtd. Notes	AUD	5.25	9/15/2038	21,400,000	13,575,917
United Kingdom Gilt, Bonds	GBP	1.50	7/31/2053	50,571,000	31,673,207
					93,149,880
Forest Products & Paper — .2%
Suzano Austria GmbH, Gtd. Notes		3.75	1/15/2031	5,766,000	5,146,080
Health Care — 1.2%
Amgen, Inc., Sr. Unscd. Notes		5.25	3/2/2030	693,000	707,060
Amgen, Inc., Sr. Unscd. Notes		5.65	3/2/2053	1,659,000	1,670,169
Bayer US Finance II LLC, Gtd. Notes(b)		4.63	6/25/2038	1,807,000	1,562,482
Bayer US Finance LLC, Gtd. Notes(b)		6.50	11/21/2033	2,095,000	2,200,075
CVS Health Corp., Sr. Unscd. Notes		1.30	8/21/2027	2,627,000	2,379,897
CVS Health Corp., Sr. Unscd. Notes		4.25	4/1/2050	1,660,000	1,268,167
GE HealthCare Technologies, Inc., Sr. Unscd. Notes		4.80	8/14/2029	1,919,000	1,916,314
HCA, Inc., Gtd. Notes		3.13	3/15/2027	851,000	818,851
HCA, Inc., Gtd. Notes		5.45	9/15/2034	1,904,000	1,891,199
Royalty Pharma PLC, Gtd. Notes(c)		2.15	9/2/2031	2,258,000	1,871,948
Royalty Pharma PLC, Gtd. Notes		2.20	9/2/2030	4,242,000	3,624,606
STERIS Irish FinCo Unlimited Co., Gtd. Notes		2.70	3/15/2031	1,724,000	1,496,886
Teva Pharmaceutical Finance Netherlands III BV, Gtd. Notes		5.13	5/9/2029	355,000	345,038
UnitedHealth Group, Inc., Sr. Unscd. Notes		3.05	5/15/2041	2,964,000	2,221,376
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes		5.35	12/1/2028	2,323,000	2,369,695
					26,343,763
Industrial — .3%
Benteler International AG, Sr. Scd. Notes(b)		10.50	5/15/2028	3,219,000	3,331,160
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unscd. Notes(b)		1.20	11/15/2025	3,470,000	3,341,616
Terex Corp., Gtd. Notes(b)		6.25	10/15/2032	494,000	492,101
					7,164,877
Information Technology — .5%
Fiserv, Inc., Sr. Unscd. Notes		5.60	3/2/2033	795,000	817,578
Oracle Corp., Sr. Unscd. Notes		5.38	9/27/2054	7,580,000	7,216,794
VMware LLC, Sr. Unscd. Notes		2.20	8/15/2031	3,657,000	3,055,609
					11,089,981
Insurance — .6%
Allianz SE, Jr. Sub. Notes(b),(e)		3.20	10/30/2027	1,800,000	1,545,157
Allianz SE, Jr. Sub. Notes(b),(e)		3.50	11/17/2025	1,600,000	1,541,187

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Insurance — .6% (continued)
American International Group, Inc., Sr. Unscd. Notes	4.38	6/30/2050	4,150,000	3,534,389
Corebridge Financial, Inc., Sr. Unscd. Notes	5.75	1/15/2034	4,058,000	4,155,989
The Allstate Corp., Jr. Sub. Notes	6.50	5/15/2057	2,325,000	2,409,811
Unum Group, Sr. Unscd. Notes(c)	6.00	6/15/2054	1,243,000	1,260,753
				14,447,286
Materials — .2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Sr. Unscd. Notes(b)	4.00	9/1/2029	584,000	512,844
Sealed Air Corp., Sr. Scd. Notes(b)	1.57	10/15/2026	3,734,000	3,489,538
				4,002,382
Media — .2%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Scd. Notes	5.38	5/1/2047	1,446,000	1,183,028
Sunrise FinCo I BV, Sr. Scd. Notes(b)	4.88	7/15/2031	4,248,000	3,890,722
				5,073,750
Metals & Mining — .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	2,163,000	1,962,269
Cleveland-Cliffs, Inc., Gtd. Notes(b),(c)	7.00	3/15/2032	2,966,000	2,973,060
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	1,171,000	1,084,323
				6,019,652
Municipal Securities — .3%
California, GO (Build America Bonds)	7.30	10/1/2039	3,705,000	4,319,577
New York City, GO (Build America Bonds) Ser. D	5.99	12/1/2036	980,000	1,019,895
University of Michigan, Revenue Bonds, Refunding, Ser. C	3.60	4/1/2047	2,449,000	2,050,522
				7,389,994
Real Estate — 2.3%
Agree LP, Gtd. Notes	2.00	6/15/2028	8,850,000	7,989,220
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	566,000	542,029
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	2/1/2034	5,475,000	5,507,336
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	2,412,000	2,462,449
Brixmor Operating Partnership LP, Sr. Unscd. Notes	3.85	2/1/2025	1,158,000	1,153,749
EPR Properties, Gtd. Notes	4.50	4/1/2025	3,802,000	3,788,644
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000	4,957,216
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	1,582,000	1,303,075
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000	881,715
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000	7,327,041
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000	1,050,877
Kite Realty Group LP, Sr. Unscd. Notes	4.95	12/15/2031	2,393,000	2,349,211
Kite Realty Group LP, Sr. Unscd. Notes	5.50	3/1/2034	407,000	409,959
Kite Realty Group Trust, Sr. Unscd. Notes	4.00	3/15/2025	1,250,000	1,245,048
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000	2,042,348
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	2,170,000	1,791,509
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	3,251,000	2,705,081
Scentre Group Trust 2, Gtd. Notes(b)	4.75	9/24/2080	1,696,000	1,683,546
VICI Properties LP/VICI Note Co., Inc., Gtd. Notes(b)	3.50	2/15/2025	2,785,000	2,769,001
				51,959,054

Description		Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Retailing — .4%
Asbury Automotive Group, Inc., Gtd. Notes(b),(c)		5.00	2/15/2032	3,396,000	3,131,034
AutoZone, Inc., Sr. Unscd. Notes		4.75	2/1/2033	2,195,000	2,136,555
Macy’s Retail Holdings LLC, Gtd. Notes(b)		5.88	3/15/2030	4,292,000	4,155,797
					9,423,386
Semiconductors & Semiconductor Equipment — .4%
Broadcom, Inc., Sr. Unscd. Notes(b)		3.19	11/15/2036	994,000	808,011
Micron Technology, Inc., Sr. Unscd. Notes		5.30	1/15/2031	1,347,000	1,357,313
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes		3.25	5/11/2041	6,525,000	4,900,040
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes		4.30	6/18/2029	1,708,000	1,661,917
					8,727,281
Technology Hardware & Equipment — .1%
Dell International LLC/EMC Corp., Gtd. Notes		3.45	12/15/2051	1,373,000	961,033
Dell International LLC/EMC Corp., Sr. Unscd. Notes		6.02	6/15/2026	472,000	480,128
Kyndryl Holdings, Inc., Sr. Unscd. Notes		2.05	10/15/2026	1,821,000	1,725,300
					3,166,461
Telecommunication Services — 1.5%
AT&T, Inc., Sr. Unscd. Notes		2.55	12/1/2033	9,905,000	8,060,399
AT&T, Inc., Sr. Unscd. Notes		4.90	8/15/2037	1,065,000	1,018,341
Iliad Holding SASU, Sr. Scd. Notes(b),(c)		8.50	4/15/2031	1,849,000	1,971,138
Telefonica Emisiones SA, Gtd. Bonds		5.21	3/8/2047	1,010,000	918,599
T-Mobile USA, Inc., Gtd. Notes		2.40	3/15/2029	2,093,000	1,894,254
T-Mobile USA, Inc., Gtd. Notes		6.00	6/15/2054	2,574,000	2,705,859
Verizon Communications, Inc., Sr. Unscd. Notes	EUR	3.50	6/28/2032	16,048,000	17,564,683
					34,133,273
Transportation — .1%
Norfolk Southern Corp., Sr. Unscd. Notes		5.55	3/15/2034	1,544,000	1,600,066
U.S. Government Agencies Collateralized Mortgage Obligations — .2%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA(g)		1.00	8/15/2047	3,993,991	3,577,181
Government National Mortgage Association, Ser. 2023-19, Cl. WB		5.67	11/20/2051	1,421,228	1,447,639
					5,024,820
U.S. Government Agencies Mortgage-Backed — 27.4%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2051(g)				10,333,247	8,296,069
2.50%, 7/1/2050-3/1/2052(g)				93,657,167	78,736,294
3.00%, 9/1/2047-7/1/2052(g)				36,625,003	32,048,140
3.50%, 8/1/2046-12/1/2048(g)				46,016,328	41,769,963
4.50%, 6/1/2052-10/1/2052(g)				8,468,123	8,081,212
5.00%, 9/1/2052-11/1/2054(g)				56,867,992	54,939,958
5.50%, 9/1/2052-4/1/2054(g)				23,320,477	23,438,291
Federal National Mortgage Association:
2.00%, 3/1/2036-9/1/2050(g)				24,628,647	20,768,552
2.50%, 5/1/2037-4/1/2052(g)				55,778,983	47,191,874
3.00%, 10/1/2030-3/1/2052(g)				102,526,277	90,358,773
3.50%, 11/1/2042-7/1/2052(g)				22,645,109	20,517,480
4.00%, 5/1/2052-7/1/2052(g)				36,142,130	33,686,434
4.50%, 3/1/2038-7/1/2052(g)				26,308,344	25,374,320
5.00%, 7/1/2052-10/1/2054(g)				47,354,248	46,260,082
5.50%, 11/1/2053-9/1/2054(g)				47,234,748	47,206,908

Statement of Investments (Unaudited) (continued)
Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
U.S. Government Agencies Mortgage-Backed — 27.4% (continued)
Government National Mortgage Association II:
2.00%, 10/20/2050			7,583,022	6,106,867
2.50%, 10/20/2046-10/20/2050			25,584,160	22,038,348
3.00%, 8/20/2046-12/20/2048			5,390,735	4,792,201
4.00%, 1/20/2048			667,535	629,312
4.50%, 7/20/2048			1,247,626	1,207,516
				613,448,594
U.S. Treasury Securities — 27.8%
U.S. Treasury Bonds(c)	4.13	8/15/2044	3,350,000	3,146,383
U.S. Treasury Bonds	4.38	8/15/2043	10,335,200	10,081,665
U.S. Treasury Bonds	4.50	2/15/2044	15,431,000	15,267,046
U.S. Treasury Bonds	4.63	5/15/2054	34,228,000	35,035,567
U.S. Treasury Bonds	4.63	5/15/2044	75,277,000	75,676,909
U.S. Treasury Bonds	4.75	11/15/2043	39,866,000	40,815,932
U.S. Treasury Bonds(c)	5.00	5/15/2037	3,011,300	3,217,151
U.S. Treasury Notes(c)	3.50	9/30/2029	3,174,000	3,082,995
U.S. Treasury Notes	3.75	8/31/2026	2,040,000	2,024,700
U.S. Treasury Notes	3.75	8/31/2031	4,269,000	4,148,934
U.S. Treasury Notes	3.88	8/15/2034	12,895,000	12,477,927
U.S. Treasury Notes	4.25	6/30/2031	88,779,000	88,909,047
U.S. Treasury Notes	4.38	5/15/2034	37,835,000	38,109,895
U.S. Treasury Notes	4.50	5/31/2029	65,014,000	65,960,004
U.S. Treasury Notes	4.63	10/15/2026	26,987,000	27,219,974
U.S. Treasury Notes	4.63	4/30/2029	69,482,000	70,810,571
U.S. Treasury Notes	4.63	5/31/2031	1,870,000	1,912,477
U.S. Treasury Notes	4.88	11/30/2025	36,546,000	36,756,831
U.S. Treasury Notes	5.00	8/31/2025	88,143,000	88,562,618
				623,216,626
Utilities — 2.8%
AES Andes SA, Jr. Sub. Notes(b)	6.35	10/7/2079	1,419,000	1,410,945
AES Panama Generation Holdings SRL, Sr. Scd. Notes(b)	4.38	5/31/2030	1,284,589	1,135,397
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000	3,577,038
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000	3,498,088
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000	4,308,739
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	1,186,000	1,042,349
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000	2,846,135
DTE Energy Co., Sr. Unscd. Notes	4.95	7/1/2027	2,703,000	2,718,509
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	5,050,000	4,562,873
Electricite de France SA, Sr. Unscd. Notes(b)	5.70	5/23/2028	583,000	598,047
Electricite de France SA, Sr. Unscd. Notes(b)	6.90	5/23/2053	1,361,000	1,513,845
Enel Finance America LLC, Gtd. Notes(b)	7.10	10/14/2027	820,000	869,414
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	1,492,000	1,506,162
Enel Finance International NV, Gtd. Notes(b)	7.50	10/14/2032	871,000	991,738
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000	1,206,033
Exelon Corp., Sr. Unscd. Notes	4.05	4/15/2030	5,833,000	5,600,810
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000	897,886
FirstEnergy Corp., Sr. Unscd. Notes, Ser. C	4.85	7/15/2047	1,379,000	1,211,385
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000	1,719,233

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Bonds and Notes — 98.4% (continued)
Utilities — 2.8% (continued)
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	2,329,000	2,374,352
Jersey Central Power & Light Co., Sr. Unscd. Notes(b)	2.75	3/1/2032	1,810,000	1,546,408
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045	1,410,000	1,208,342
Niagara Mohawk Power Corp., Sr. Unscd. Notes(b)	5.66	1/17/2054	878,000	873,085
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030	1,297,000	1,214,294
NiSource, Inc., Sr. Unscd. Notes	5.35	4/1/2034	2,152,000	2,159,811
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027	2,060,000	1,916,781
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.50	6/1/2029	3,262,000	3,097,513
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.45	4/1/2034	2,403,000	2,431,441
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	1,574,000	1,667,593
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	1,709,000	1,554,373
Rochester Gas & Electric Corp., First Mortgage Bonds(b)	3.10	6/1/2027	1,969,000	1,884,121
				63,142,740
Total Bonds and Notes (cost: $2,260,005,814)				2,205,346,672

	1-Day Yield (%)	Shares
Investment Companies — .5%
Registered Investment Companies — .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $12,418,596)	4.95	12,418,596	12,418,596
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(h) (cost $12,807,128)	4.95	12,807,128	12,807,128
Total Investments (cost $2,285,231,538)		99.5%	2,230,572,396
Cash and Receivables (Net)		0.5%	11,667,323
Net Assets		100.0%	2,242,239,719

AUD—Australian Dollar
EUR—Euro
GBP—British Pound
GO—Government Obligation
JPY—Japanese Yen
PEN—Peruvian Nuevo Sol
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2024, these securities amounted to $394,064,923 or 17.6% of net assets.

Statement of Investments (Unaudited) (continued)
(c)
Security, or portion thereof, on loan. At October 31, 2024, the value of the fund’s securities on loan was $21,429,811 and the value of the collateral was
$22,221,607, consisting of cash collateral of $12,807,128 and U.S. Government & Agency securities valued at $9,414,479.  In addition, the value of collateral may include pending sales that are also on loan.

(d)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of October 31, 2024.
(g)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(h)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 4/30/2024	Purchases ($)†	Sales ($)	Value ($) 10/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .5%	19,991,242	449,257,288	(456,829,934)	12,418,596	331,247
Investment of Cash Collateral for Securities Loaned - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .6%	15,008,946	99,866,614	(102,068,432)	12,807,128	42,090††
Total - 1.1%	35,000,188	549,123,902	(558,898,366)	25,225,724	373,337

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
U.S. Treasury 10 Year Notes	187	12/19/2024	20,807,222	20,657,656	(149,566)
U.S. Treasury 5 Year Notes	5,468	12/31/2024	596,927,772	586,357,590	(10,570,182)
U.S. Treasury Long Bonds	642	12/19/2024	79,499,944	75,735,937	(3,764,007)
Futures Short
Australian 10 Year Bond	306	12/16/2024	23,448,114(a)	22,523,103	925,011
Canadian 10 Year Bond	966	12/18/2024	85,924,538(a)	84,635,573	1,288,965
Euro-BobI	73	12/06/2024	9,440,729(a)	9,381,789	58,940
Euro-Bund	98	12/06/2024	14,214,942(a)	14,049,814	165,128
Japanese 10 Year Bond	147	12/13/2024	140,036,184(a)	139,501,974	534,210
U.S. Treasury 10 Year Ultra Bonds	767	12/19/2024	87,905,930	87,246,250	659,680
U.S. Treasury 2 Year Notes	116	12/31/2024	23,931,156	23,889,656	41,500

Gross Unrealized Appreciation	3,673,434
Gross Unrealized Depreciation	(14,483,755)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	2,715,710	Euro	2,493,000	11/8/2024	2,918
Romanian Leu	46,791,000	United States Dollar	10,321,303	11/8/2024	(92,120)
United States Dollar	5,450,808	Australian Dollar	7,963,000	11/8/2024	209,806
United States Dollar	632,957	British Pound	483,000	11/8/2024	10,160
United States Dollar	23,359,308	Euro	21,069,000	11/8/2024	432,791
United States Dollar	1,067,740	Swedish Krona	11,152,000	11/8/2024	20,651
United States Dollar	33,146,531	British Pound	25,535,000	11/8/2024	220,805
United States Dollar	906,468	Swedish Krona	9,244,000	11/8/2024	38,525
Citigroup Global Markets Inc.
United States Dollar	14,920,178	Peruvian Nuevo Sol	55,515,000	11/8/2024	210,491
United States Dollar	1,031,447	Euro	936,000	11/8/2024	12,925
British Pound	402,000	United States Dollar	521,830	11/8/2024	(3,477)
Peruvian Nuevo Sol	27,888,000	United States Dollar	7,468,666	11/8/2024	(79,244)
Goldman Sachs & Co. LLC
United States Dollar	14,241,549	Romanian Leu	64,018,000	11/8/2024	246,297
Swedish Krona	34,198,000	United States Dollar	3,304,774	11/8/2024	(93,838)
Euro	1,806,000	United States Dollar	1,959,057	11/8/2024	6,167
United States Dollar	827,485	Euro	767,000	11/8/2024	(7,137)
Romanian Leu	19,905,608	United States Dollar	4,377,591	11/8/2024	(25,940)
United States Dollar	421,816	British Pound	322,000	11/8/2024	6,618
United States Dollar	15,620,646	Australian Dollar	22,590,000	11/8/2024	752,601
United States Dollar	1,668,539	Swedish Krona	17,300,000	11/8/2024	44,198
Morgan Stanley & Co. LLC
United States Dollar	1,301,117	British Pound	979,000	11/8/2024	38,760
United States Dollar	27,861,157	Japanese Yen	3,992,214,000	11/8/2024	1,559,085
Euro	226,000	United States Dollar	244,047	11/8/2024	1,878
Canadian Dollar	5,330,000	United States Dollar	3,944,905	11/8/2024	(115,790)
Gross Unrealized Appreciation					3,814,676
Gross Unrealized Depreciation					(417,546)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:(a)
Markit CDX North America Investment Grade Index Series 43, Paid 3 Month Fixed Rate of 1.00%	12/20/2029	14,185,000	(317,323)	(316,949)	(374)
Gross Unrealized Depreciation					(374)

(a)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Statement of Investments (Unaudited) (continued)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
GBP Maturity Fixed at 3.78%	GBP - UKRPI at Maturity	4/22/2034	23,300,362	300,233	(18,033)	318,265
GBP Maturity Fixed at 3.71%	GBP - UKRPI at Maturity	5/16/2034	25,363,482	207,015	12,501	194,514
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.51%	7/5/2054	10,345,000	(158,410)	—	(158,410)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.48%	7/11/2054	10,410,000	(88,860)	3,267	(92,127)
EUR Maturity Fixed at 2.46%	EUR - CPTFEMU at Maturity	7/9/2054	9,893,086	507,719	—	507,719
EUR - CPTFEMU at Maturity	EUR Maturity Fixed at 2.46%	7/9/2054	9,893,086	514,110	—	514,110
EUR 12 Month Fixed at 2.70%	EUR - 6 Month EURIBOR at 3.65%	7/26/2029	69,616,000	785,317	—	785,317
SEK - 3 Month STIBOR at 2.91%	SEK 12 Month Fixed at 2.39%	7/26/2029	65,418,061	(919,020)	—	(919,019)
SEK - 3 Month STIBOR at 3.09%	SEK 12 Month Fixed at 2.07%	10/4/2029	71,331,028	540,096	—	540,096
EUR 12 Month Fixed at 2.25%	EUR - 6 Month EURIBOR at 3.09%	10/4/2029	81,581,250	(523,547)	—	(523,547)
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.45%	10/4/2034	87,000,000	303,596	4,427	299,169
EUR Maturity Fixed at 2.53%	EUR - CPTFEMU at Maturity	4/22/2054	9,017,448	664,835	540,821	124,014
USD - CPURNSA at Maturity	USD Maturity Fixed at 2.53%	4/22/2054	18,690,000	(333,256)	(289,674)	(43,582)
GBP Maturity Fixed at 3.49%	GBP - UKRPI at Maturity	8/22/2034	41,288,189	(549,600)	(366,336)	(183,264)
Gross Unrealized Appreciation						3,283,204
Gross Unrealized Depreciation						(1,919,949)

CPTFEMU—Eurostat Eurozone HICP Ex Tobacco Unrevised NSA
CPURNSA—US CPI Urban Consumers NSA
EURIBOR—Euro Interbank Offered Rate
EURO—Euro
GBP—British Pound
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
UKRPI—UK RPI All Items NSA
USD—United States Dollar
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2024 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,429,811)—Note 1(c):
Unaffiliated issuers	2,260,005,814	2,205,346,672
Affiliated issuers	25,225,724	25,225,724
Cash		588,343
Cash denominated in foreign currency	2,576,528	2,563,139
Cash collateral held by broker—Note 4		23,577,212
Dividends, interest and securities lending income receivable		19,308,203
Receivable for investment securities sold		12,186,848
Unrealized appreciation on forward foreign currency exchange contracts—Note 4		3,814,676
Receivable for shares of Common Stock subscribed		2,890,810
Tax reclaim receivable—Note 1(b)		4,655
Prepaid expenses		87,685
		2,295,593,967
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		764,417
Payable for investment securities purchased		33,501,587
Liability for securities on loan—Note 1(c)		12,807,128
Payable for shares of Common Stock redeemed		4,427,209
Payable for futures variation margin—Note 4		782,067
Unrealized depreciation on forward foreign currency exchange contracts—Note 4		417,546
Payable for swap variation margin—Note 4		399,685
Directors’ fees and expenses payable		31,129
Other accrued expenses		223,480
		53,354,248
Net Assets ($)		2,242,239,719
Composition of Net Assets ($):
Paid-in capital		2,452,597,702
Total distributable earnings (loss)		(210,357,983)
Net Assets ($)		2,242,239,719

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	337,978,502	22,953,481	1,849,143,118	32,164,618
Shares Outstanding	36,733,766	2,493,414	200,931,368	3,493,786
Net Asset Value Per Share ($)	9.20	9.21	9.20	9.21
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended October 31, 2024 (Unaudited)

Investment Income ($):
Income:
Dividends:
Affiliated issuers	331,247
Interest	48,631,809
Income from securities lending—Note 1(c)	42,090
Total Income	49,005,146
Expenses:
Management fee—Note 3(a)	3,563,633
Shareholder servicing costs—Note 3(c)	1,121,596
Registration fees	112,239
Directors’ fees and expenses—Notes 3(a) and 3(d)	95,722
Distribution fees—Note 3(b)	84,078
Professional fees	60,897
Prospectus and shareholders’ reports	60,395
Custodian fees—Note 3(c)	41,392
Loan commitment fees—Note 2	27,823
Chief Compliance Officer fees—Note 3(c)	8,714
Miscellaneous	44,939
Total Expenses	5,221,428
Less—reduction in expenses due to undertaking—Note 3(a)	(88,893)
Less—reduction in fees due to earnings credits—Note 3(c)	(4,583)
Net Expenses	5,127,952
Net Investment Income	43,877,194
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(18,524,938)
Net realized gain (loss) on futures	12,848,455
Net realized gain (loss) on forward foreign currency exchange contracts	(1,155,794)
Net realized gain (loss) on swap agreements	784,806
Net Realized Gain (Loss)	(6,047,471)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	60,863,433
Net change in unrealized appreciation (depreciation) on futures	(5,433,772)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	2,790,629
Net change in unrealized appreciation (depreciation) on swap agreements	1,384,609
Net Change in Unrealized Appreciation (Depreciation)	59,604,899
Net Realized and Unrealized Gain (Loss) on Investments	53,557,428
Net Increase in Net Assets Resulting from Operations	97,434,622
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024

Operations ($):
Net investment income	43,877,194	65,876,092
Net realized gain (loss) on investments	(6,047,471)	(63,394,150)
Net change in unrealized appreciation (depreciation) on investments	59,604,899	(4,203,433)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,434,622	(1,721,491)
Distributions ($):
Distributions to shareholders:
Class A	(6,451,635)	(12,264,140)
Class C	(356,875)	(587,615)
Class I	(34,663,456)	(51,171,151)
Class Y	(457,213)	(580,586)
Total Distributions	(41,929,179)	(64,603,492)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	53,120,520	74,028,733
Class C	3,715,180	8,215,443
Class I	489,904,526	1,083,523,134
Class Y	17,462,867	7,462,052
Distributions reinvested:
Class A	6,014,116	11,345,208
Class C	356,843	587,609
Class I	34,643,620	51,119,991
Class Y	376,947	580,493
Cost of shares redeemed:
Class A	(39,388,913)	(74,264,912)
Class C	(2,339,039)	(4,431,439)
Class I	(217,627,450)	(572,922,213)
Class Y	(2,990,234)	(1,223,034)
Increase (Decrease) in Net Assets from Capital Stock Transactions	343,248,983	584,020,965
Total Increase (Decrease) in Net Assets	398,754,426	517,695,982
Net Assets ($):
Beginning of Period	1,843,485,293	1,325,789,311
End of Period	2,242,239,719	1,843,485,293

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30, 2024

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	5,675,712	8,187,867
Shares issued for distributions reinvested	649,886	1,257,828
Shares redeemed	(4,232,678)	(8,248,241)
Net Increase (Decrease) in Shares Outstanding	2,092,920	1,197,454
Class C(a)
Shares sold	396,992	909,956
Shares issued for distributions reinvested	38,525	65,092
Shares redeemed	(252,295)	(490,541)
Net Increase (Decrease) in Shares Outstanding	183,222	484,507
Class I(b)
Shares sold	52,516,867	120,003,177
Shares issued for distributions reinvested	3,741,041	5,663,074
Shares redeemed	(23,554,289)	(63,987,019)
Net Increase (Decrease) in Shares Outstanding	32,703,619	61,679,232
Class Y
Shares sold	1,829,697	827,132
Shares issued for distributions reinvested	40,722	64,330
Shares redeemed	(323,429)	(136,285)
Net Increase (Decrease) in Shares Outstanding	1,546,990	755,177

(a)
During the period ended October 31, 2024, 24 Class C shares representing $213 were automatically converted to 25 Class A shares and during the period ended
April 30, 2024, 1,856 Class C shares representing $16,729 were automatically converted to 1,857 Class A shares.

(b)
During the period ended October 31, 2024, 11,555 Class A shares representing $109,986 were exchanged for 11,555 Class I shares and during the period ended
April 30, 2024, 326 Class A shares representing $2,986 were exchanged for 326 Class I shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class A Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.61	10.86	10.57	10.06
Investment Operations:
Net investment income(a)	.19	.36	.30	.22	.21	.27
Net realized and unrealized gain (loss) on investments	.29	(.38 )	(.34 )	(1.14)	.34	.52
Total from Investment Operations	.48	(.02 )	(.04 )	(.92 )	.55	.79
Distributions:
Dividends from net investment income	(.18 )	(.35 )	(.30 )	(.23 )	(.24 )	(.28 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.02 )	-
Total Distributions	(.18 )	(.35 )	(.30 )	(.33 )	(.26 )	(.28 )
Net asset value, end of period	9.20	8.90	9.27	9.61	10.86	10.57
Total Return (%)(b)	5.44 (c)	(.17 )	(.39 )	(8.72)	5.25	7.93
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.72 (d)	.72	.74	.72	.73	.77
Ratio of net expenses to average net assets	.70 (d)	.70	.70	.70	.70	.70
Ratio of net investment income to average net assets	4.11 (d)	4.01	3.20	2.03	1.93	2.60
Portfolio Turnover Rate	54.76 (c)	66.05	57.85	68.40	106.79	124.64
Net Assets, end of period ($ x 1,000)	337,979	308,264	310,009	341,370	410,139	386,236

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class C Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.62	10.87	10.57	10.07
Investment Operations:
Net investment income(a)	.16	.29	.22	.14	.13	.18
Net realized and unrealized gain (loss) on investments	.30	(.37 )	(.34 )	(1.14)	.35	.52
Total from Investment Operations	.46	(.08 )	(.12 )	(1.00)	.48	.70
Distributions:
Dividends from net investment income	(.15 )	(.29 )	(.23 )	(.15 )	(.16 )	(.20 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.02 )	-
Total Distributions	(.15 )	(.29 )	(.23 )	(.25 )	(.18 )	(.20 )
Net asset value, end of period	9.21	8.90	9.27	9.62	10.87	10.57
Total Return (%)(b)	5.16 (c)	(.92 )	(1.23)	(9.40)	4.55	7.01
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.51 (d)	1.52	1.54	1.49	1.49	1.53
Ratio of net expenses to average net assets	1.46 (d)	1.45	1.45	1.45	1.45	1.45
Ratio of net investment income to average net assets	3.35 (d)	3.26	2.45	1.28	1.18	1.75
Portfolio Turnover Rate	54.76 (c)	66.05	57.85	68.40	106.79	124.64
Net Assets, end of period ($ x 1,000)	22,953	20,570	16,932	17,471	20,670	13,422

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
See notes to financial statements.

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class I Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.61	10.86	10.57	10.06
Investment Operations:
Net investment income(a)	.20	.38	.31	.24	.24	.28
Net realized and unrealized gain (loss) on investments	.30	(.37 )	(.33 )	(1.13)	.34	.54
Total from Investment Operations	.50	.01	(.02 )	(.89 )	.58	.82
Distributions:
Dividends from net investment income	(.20 )	(.38 )	(.32 )	(.26 )	(.27 )	(.31 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.02 )	-
Total Distributions	(.20 )	(.38 )	(.32 )	(.36 )	(.29 )	(.31 )
Net asset value, end of period	9.20	8.90	9.27	9.61	10.86	10.57
Total Return (%)	5.69 (b)	.08	(.14 )	(8.50)	5.51	8.19
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.46 (c)	.47	.47	.46	.48	.50
Ratio of net expenses to average net assets	.45 (c)	.45	.45	.45	.45	.45
Ratio of net investment income to average net assets	4.36 (c)	4.26	3.44	2.27	2.17	2.71
Portfolio Turnover Rate	54.76 (b)	66.05	57.85	68.40	106.79	124.64
Net Assets, end of period ($ x 1,000)	1,849,143	1,497,319	987,798	1,013,672	1,126,126	717,095

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2024 (Unaudited)	Year Ended April 30,
Class Y Shares		2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	8.90	9.27	9.62	10.87	10.56	10.06
Investment Operations:
Net investment income(a)	.21	.39	.28	.25	.24	.29
Net realized and unrealized gain (loss) on investments	.30	(.38 )	(.31 )	(1.13)	.36	.52
Total from Investment Operations	.51	.01	(.03 )	(.88 )	.60	.81
Distributions:
Dividends from net investment income	(.20 )	(.38 )	(.32 )	(.27 )	(.27 )	(.31 )
Dividends from net realized gain on investments	-	-	-	(.10 )	(.02 )	-
Total Distributions	(.20 )	(.38 )	(.32 )	(.37 )	(.29 )	(.31 )
Net asset value, end of period	9.21	8.90	9.27	9.62	10.87	10.56
Total Return (%)	5.71 (b)	.13	(.21 )	(8.44)	5.75	8.12
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.40 (c)	.40	.41	.40	.41	.43
Ratio of net expenses to average net assets	.40 (c)	.40	.41	.40	.41	.43
Ratio of net investment income to average net assets	4.43 (c)	4.31	3.48	2.32	2.22	3.02
Portfolio Turnover Rate	54.76 (b)	66.05	57.85	68.40	106.79	124.64
Net Assets, end of period ($ x 1,000)	32,165	17,332	11,050	1,527	2,573	6,842

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Core Plus Fund (the “fund”) is the sole series of BNY Mellon Absolute Insight Funds, Inc. (the “Company’s”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek high total return consistent with preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 550 million shares of $.001 par value Common Stock. The fund currently has authorized four classes of shares: Class A (100 million shares authorized), Class C (50 million shares authorized), Class I (300 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), futures and forward foreign currency exchange contracts (“forwards contracts”) are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy. Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Investments in swap agreements are valued each business day by a Service. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The following is a summary of the inputs used as of October 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	111,059,231	—	111,059,231
Collateralized Loan Obligations	—	82,968,927	—	82,968,927
Commercial Mortgage-Backed	—	30,814,240	—	30,814,240
Corporate Bonds and Notes	—	638,274,360	—	638,274,360
Foreign Governmental	—	93,149,880	—	93,149,880
Municipal Securities	—	7,389,994	—	7,389,994
U.S. Government Agencies Collateralized Mortgage Obligations	—	5,024,820	—	5,024,820
U.S. Government Agencies Mortgage-Backed	—	613,448,594	—	613,448,594

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($) (continued)
U.S. Treasury Securities	—	623,216,626	—	623,216,626
Investment Companies	25,225,724	—	—	25,225,724
Other Financial Instruments:
Futures††	3,673,434	—	—	3,673,434
Foreign Currency Exchange Contracts††	—	3,814,676	—	3,814,676
Swap Agreements††	—	3,283,204	—	3,283,204
Liabilities ($)
Other Financial Instruments:
Futures††	(14,483,755)	—	—	(14,483,755)
Foreign Currency Exchange Contracts††	—	(417,546)	—	(417,546)
Swap Agreements††	—	(1,920,323)	—	(1,920,323)

†	See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and Liabilities.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended October 31, 2024, BNY earned $5,661 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of October 31, 2024, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
	Assets ($)	Liabilities ($)
Securities Lending	21,429,811	-
Total gross amount of assets and liabilities in the Statement of Assets and Liabilities	21,429,811	-
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(21,429,811)†	-
Net amount	-	-

†
The value of the related collateral received by the fund normally exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement.
In addition, the value of collateral may include pending sales that are also on loan. See Statement of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Government Securities Risk: Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by each relevant fund does not apply to the market value of such security or to shares of the fund itself.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
Fixed-Income Market Risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in fund redemption requests, including requests from shareholders who may own a significant percentage of the fund’s shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund’s share price and increase the fund’s liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
(f) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended April 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The fund has an unused capital loss carryover of $148,686,590 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to April 30, 2024. The fund has $21,012,205 of short-term capital losses and $127,674,385 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended April 30, 2024 were as follows: ordinary income $64,603,492. The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .35% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from May 1, 2024 through August 30, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .45% of the value of the fund’s average daily net assets. On or after August 30, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $88,893 during the period ended October 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated with the Adviser or are wholly-owned subsidiaries (as defined under the Act) of the Adviser’s

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
ultimate parent company, BNY, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-advisory fee paid by the Adviser to any unaffiliated sub-adviser in the aggregate with other unaffiliated sub-advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary of BNY in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
During the period ended October 31, 2024, the Distributor retained $1,404 from commissions earned on sales of the fund’s Class A shares and $1,085 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended October 31, 2024, Class C shares were charged $84,078 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2024, Class A and Class C shares were charged $410,574 and $28,026, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agent and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2024, the fund was charged $63,311 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $4,583.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2024, the fund was charged $41,392 pursuant to the custody agreement.
The fund compensates the Custodian, under a shareholder redemption draft processing agreement, for providing certain services related to the fund’s check writing privilege.  During the period ended October 31, 2024, the fund was charged $4,031 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.
During the period ended October 31, 2024, the fund was charged $8,714 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statements of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $660,476, Distribution Plan fees of $14,928, Shareholder Services Plan fees of $77,237, Custodian fees of $24,651, Chief Compliance Officer fees of $1,352 and Transfer Agent fees of $28,194, which are offset against an expense reimbursement currently in effect in the amount of $42,421.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and derivatives, during the period ended October 31, 2024, amounted to $1,360,699,645 and $1,070,480,033, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. The fund’s derivative transactions are subject to a value-at-risk leverage limit and certain reporting and other requirements pursuant to a derivatives risk management program adopted by the fund.
Each type of derivative instrument that was held by the fund during the period ended October 31, 2024 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2024 are set forth in the Statement of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at October 31, 2024 are set forth in the Statement of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.
The fund enters into inflation swap agreement to gain exposure to inflation. An inflation swap is an agreement in which one party agrees to pay the cumulative percentage increase in a price index (such as the Consumer Price Index (CPI) with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swaps may be used to protect the value of securities against an unexpected change in the rate of inflation measured by an inflation index since the value of these agreements is expected to increase if there are unexpected inflation increases. Inflation swap agreements are within Interest rate swaps open at October 31, 2024 which are set forth in the Statement of Investments.
For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. There is minimal counterparty risk to the fund with centrally cleared swaps since they are exchange traded and the exchange guarantees these swaps against default. Interest rate swaps open at October 31, 2024 are set forth in the Statement of Investments.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Statement of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at October 31, 2024 are set forth in the Statement of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations, respectively.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Fair value of derivative instruments as of October 31, 2024 is shown below:
	Derivative Assets ($)		Derivative Liabilities ($)
Interest Rate Risk	6,956,638 (1),(2)	Interest Rate Risk	(16,403,704) (1),(2)
Foreign Exchange Risk	3,814,676 (3)	Foreign Exchange Risk	(417,546) (3)
Credit Risk	-	Credit Risk	(374) (1)
Gross fair value of derivative contracts	10,771,314		(16,821,624)

Statement of Assets and Liabilities location:
(1)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Unrealized appreciation (depreciation) on OTC swap agreements and only unpaid variation margin on cleared swap agreements, are reported in the Statement of Assets and Liabilities.

(2)	Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(3)	Unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The effect of derivative instruments in the Statement of Operations during the period ended October 31, 2024 is shown below:
Amount of realized gain (loss) on derivatives recognized in income ($)
Underlying risk	Futures(1)	Forward Contracts(2)	Swap Agreements(3)	Total
Interest Rate	12,848,455	-	784,806	13,633,261
Foreign Exchange	-	(1,155,794)	-	(1,155,794)
Total	12,848,455	(1,155,794)	784,806	12,477,467

Net change in unrealized appreciation (depreciation) on derivatives recognized in income ($)
Underlying risk	Futures(4)	Forward Contracts(5)	Swap Agreements(6)	Total
Interest Rate	(5,433,772)	-	1,384,983	(4,048,789)
Foreign Exchange	-	2,790,629	-	2,790,629
Credit	-	-	(374)	(374)
Total	(5,433,772)	2,790,629	1,384,609	(1,258,534)

Statement of Operations location:
(1)	Net realized gain (loss) on futures.
(2)	Net realized gain (loss) on forward foreign currency exchange contracts.
(3)	Net realized gain (loss) on swap agreements.
(4)	Net change in unrealized appreciation (depreciation) on futures.
(5)	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
(6)	Net change in unrealized appreciation (depreciation) on swap agreements.
The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.
At October 31, 2024, derivative assets and liabilities (by type) on a gross basis are as follows:
Derivative Financial Instruments:	Assets ($)	Liabilities ($)
Futures	3,673,434	(14,483,755)
Forward contracts	3,812,798	(417,546)
Swap agreements	3,283,204	(1,920,323)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	10,769,436	(16,821,624)

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Derivative Financial Instruments: (continued)	Assets ($)	Liabilities ($)
Derivatives not subject to Master Agreements	(6,956,638)	16,404,078
Total gross amount of assets and liabilities subject to Master Agreements	3,812,798	(417,546)
The following tables present derivative assets and liabilities net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of October 31, 2024:
Counterparty	Gross Amount of Assets ($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Received ($)(2)	Net Amount of Assets ($)
Barclays Capital, Inc.	935,656	(92,120)	(670,000)	173,536
Citigroup Global Markets Inc.	223,417	(82,721)	-	140,696
Golman Sachs & Co. LLC	1,055,881	(126,915)	(928,966)	-
Morgan Stanley & Co. LLC	1,599,723	(115,790)	(1,483,933)	-
Total	3,814,677	(417,546)	(3,082,899)	314,232

Counterparty	Gross Amount of Liabilities($)(1)	Financial Instruments and Derivatives Available for Offset ($)	Collateral Pledged ($)(2)	Net Amount of Liabilities ($)
Barclays Capital, Inc.	(92,120)	92,120	-	-
Citigroup Global Markets Inc.	(82,721)	82,721	-	-
Goldman Sachs & Co. LLC	(126,915)	126,915	-	-
Morgan Stanley & Co. LLC	(115,790)	115,790	-	-
Total	(417,546)	417,546	-	-

(1)	Absent a default event or early termination, OTC derivative assets and liabilities are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.
(2)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to over collateralization.
The following table summarizes the monthly average market value of derivatives outstanding during the period ended October 31, 2024:
Average Market Value ($)
Futures:
Interest Rate Futures Long	779,500,246
Interest Rate Futures Short	294,085,932
Forward Contracts:
Forward Contracts Purchased in USD	7,095,788
Forward Contracts Sold in USD	75,737,242

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following table summarizes the monthly average notional value of swap agreements outstanding during the period ended October 31, 2024:
Average Notional Value ($)
Swap Agreements:
Credit Default Swaps Buy Protection	2,026,429
Interest Rate Swap Pays Fixed Rate	141,006,155
Interest Rate Swap Receives Fixed Rate	93,027,598
At October 31, 2024, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $60,709,451, consisting of $24,953,026 gross unrealized appreciation and $85,662,477 gross unrealized depreciation.
At October 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—
Plan of Reorganization:
The Board has approved, subject to shareholder approval, an Agreement and Plan of Reorganization (the “Agreement”) between the BNY Mellon U.S Mortgage Fund (“Acquired Fund”) and the fund. The Agreement provides for the transfer of the Acquired Fund’s assets to the fund in a tax-free exchange for Class A shares, Class C shares, Class I shares and Class Y shares of the Acquiring Fund and the assumption by the Acquiring Fund of the stated liabilities of the Fund, the distribution of fund Class A shares, Class C shares, Class I shares and Class Y shares to holders of the corresponding class of fund shares (with holders of Class Z shares of the fund to receive Class A shares of the fund) and the subsequent termination of the Acquired Fund (the “Reorganization”). It is currently contemplated that shareholders of the Acquired  Fund as of December 9, 2024 (the “Record Date”) will be asked to approve the Agreement on behalf of the Acquired Fund at a special meeting of shareholders to be held on or about February 13, 2025. If the Agreement is approved, the Reorganization will be consummated on or about March 28, 2025.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2024 BNY Mellon Securities Corporation
Code-6347NCSRSA1024

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon U.S. Mortgage Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: December 18, 2024

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: December 18, 2024

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)